Supplemental Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 211,430	$ 170,155
Cash equivalents	335,097	525,934
Total cash and cash equvivalents	$ 546,527	$ 696,089	$ 226,045